Annual Operating Expenses {- FundsManager 20% Portfolio} - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-13 - FundsManager 20% Portfolio	May 27, 2022
VIP FundsManager 20% Portfolio-Service VIP
Operating Expenses:
Management fee	0.15%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none
Acquired fund fees and expenses	0.44%	[2]
Total annual operating expenses	0.69%	[3]
Fee waiver and/or expense reimbursement	0.15%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.54%	[3]
VIP FundsManager 20% Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.15%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.44%	[2]
Total annual operating expenses	0.84%	[3]
Fee waiver and/or expense reimbursement	0.15%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.69%	[3]

[1]	(a)Adjusted to reflect current fees.
[2]	(b)Acquired fund fees and expenses based on estimated amounts for the current fiscal year.
[3]	(c)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[4]

(d)Fidelity Management & Research Company LLC (FMR) has contractually agreed to waive 0.05% of the fund's management fee. This arrangement will remain in effect through April 30, 2024. In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for Service Class and Service Class 2. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as Service Class and Service Class 2 continue to be sold to unaffiliated insurance companies. If Service Class and Service Class 2 are no longer sold to unaffiliated insurance companies, FMR, in its sole discretion, may discontinue the arrangement.